UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                      FORM 13F

                  FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: September 30, 2011 Check here if Amendment |_|; Amendment Number: _____
            This Amendment (Check only one.): |_| is a restatement.
                                              |_| adds new holdings entries.

            Institutional Investment Manager Filing this Report:
            Name: Alpine Investment Management, LLC

            Address: 8000 Maryland Avenue, Suite 700
                     St. Louis, MO 63105

            Form 13F File Number: 028-14059

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

            Person Signing this Report on Behalf of Reporting Manager:

            Name: Nick Tompras

            Title: President

            Phone: 314-932-7600

            Signature, Place, and Date of Signing:

            /s/ Nick Tompras         St. Louis, MO 10/27/2011
            ---------------------- --------------- ----------
            (Signature)            (City, State)   (Date)

            Report Type (Check only one):
            |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

            |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

            |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

            FORM 13F SUMMARY PAGE
            Report Summary:
            Number of Other Included Managers: 0
            Form 13F Information Table Entry Total: 27
            Form 13F Information Value Total (thousands): $140,207 List of Other Included Managers: NONE

                                    TITLE OF                  VALUE    SHRS OR           PUT/ INVESTMENT OTHER    VOTINE AUTHORITY
NAME OF ISSUER                       CLASS           CUSIP   (x$1000)  PRN AMT   SH /PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----                                -----           -----   -------   -------   ----    ---- --------   ------  ----  -----  --
ALLEGHANY CORP DEL          COM                 017175 10 0       4791   16606   SH            SOLE              16606
BERKSHIRE HATHAWAY INC DEL  COM                 084670 10 8        213       2   SH            SOLE                  2
BERKSHIRE HATHAWAY INC DEL  CL B NEW            084670 70 2       9000  126684   SH            SOLE             126684
CALAMOS ASSET MGMT INC      CL A                12811R 10 4       6540  653425   SH            SOLE             653425
COLGATE PALMOLIVE CO        COM                 194162 10 3        253    2856   SH            SOLE               2856
D S T SYSTEMS INC           COM                 233326 10 7       6419  146455   SH            SOLE             146455
DELL INC                    COM                 24702R 10 1       7535  532883   SH            SOLE             532883
DIAGEO P L C                SPON ADR NEW        25243Q 20 5       3944   51945   SH            SOLE              51945
HOME DEPOT INC              COM                 437076 10 2       2466   75025   SH            SOLE              75025
ILLINOIS TOOL WKS INC       COM                 452308 10 9       8005  192420   SH            SOLE             192420
J P MORGAN CHASE & CO       COM                 46625H 10 0       7595  252168   SH            SOLE             252168
J P MORGAN CHASE & CO       *W Exp 10/28/2018   46634E 11 4        186   20000   SH            SOLE              20000
JOHNSON & JOHNSON           COM                 478160 10 4      10784  169317   SH            SOLE             169317
LOCKHEED MARTIN CORP        COM                 539830 10 9       8958  123327   SH            SOLE             123327
MAGNA INTL INC              COM                 559222 40 1       6248  189510   SH            SOLE             189510
MCGRAW HILL COS INC         COM                 580645 10 9       8675  211575   SH            SOLE             211575
MERCK & CO INC NEW          COM                 58933Y 10 5       8300  253827   SH            SOLE             253827
NYSE EURONEXT               COM                 629491 10 1       6188  266272   SH            SOLE             266272
PHARMACEUTICAL HLDRS TR     DEPOSITRY RCPT      71712A 20 6       7768  119050   SH            SOLE             119050
PROCTER & GAMBLE CO         COM                 742718 10 9        210    3321   SH            SOLE               3321
SPDR SERIES TRUST           S&P Pharmac         78464A 72 2        665   14528   SH            SOLE              14528
SYSCO CORP                  COM                 871829 10 7       7563  291995   SH            SOLE             291995
VANGUARD INDEX FDS          TOT STK MKT         922908 76 9        691   11975   SH            SOLE              11975
VANGUARD BD INDEX FD INC    SHORT TRM BOND      921937 82 7        228    2802   SH            SOLE               2802
VODAFONE GROUP PLC NEW      SPONS ADR NEW       92857W 20 9       8212  320032   SH            SOLE             320032
VODAFONE GROUP PLC NEW      CALL                92857W 20 9         80   18000   SH     CALL   SOLE              18000
WAL MART STORES INC         COM                 931142 10 3       8690  167447   SH            SOLE             167447